ASSETS HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets held for sale
Total assets held for sale	$ 2,807	$ 543
Portlands Energy | Power and Storage | Disposal group, not discontinued operations
Assets held for sale
Inventories	11
Other current assets	3
Plant, property and equipment	2,502
Equity investments	276
Intangible and other assets	15
Total assets held for sale	2,807
Liabilities related to assets held for sale
Other long-term liabilities	8
Total liabilities related to assets held for sale	$ 8